Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

14. Income taxes

As at December 31, 2021, December 31, 2020, and June 30, 2020, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2020 – 21.0%) to pretax loss from operations for the periods ended December 31, 2021 and December 31, 2020 and year ended June 30, 2020 due to the following:

	Year	Six Months	Year
	Ended	Ended	Ended
	December 31,	December 31,	June 30,
	2021	2020	2020

Loss before income taxes	$6,402,277	$2,164,454	$31,321,791
Expected income tax recovery	(1,344,478)	(454,535)	(6,577,576)
Change in estimates in respect of prior periods	837,195	-	-
Change in tax rate	274,477	181,332	-
Change in fair value of derivative liability	(2,583,095)	-	-
State and local taxes, net of federal benefit	(960,296)	17,632	(1,576,384)
Share issuance costs	-	198,903	-
Accretion	-	24,862	81,746
Stock based compensation	-	296,448	219,952
Loss on loan extinguishment	-	-	223,798
Other	5,033	2,006	980
Change in valuation allowance	3,771,164	(266,647)	7,627,485
Total	$-	$-	$-

Deferred tax assets and the valuation account are as follows:

	December 31,	December 31,	June 30,
	2021	2020	2020

Deferred tax asset:
Net operating loss carry forwards	$6,724,313	$5,547,502	$6,148,029
Mineral interest purchase option	10,707,362	7,101,619	5,068,605
Other deferred tax assets	454,499	1,453,133	3,600,101
Valuation allowance	(17,886,174)	(14,115,010)	(14,832,531)
Unrealized foreign exchange loss	-	12,756	15,796
Total	$-	$-	$-

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

	December 31,	December 31,	June 30,
	2021	2020	2020

Deferred tax asset:
Net operating loss carryforwards	$59,955	$16,241	$9,910
Lease liabilities	-	-	56,322
Deferred tax liabilities:
Equipment	(18,809)	(16,241)	(9,910)
Unrealized foreign exchange gain	(41,146)	-	-
Right of use assets and lease obligations	-	-	(56,322)
Net deferred tax asset	$-	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As of December 31, 2021, December 31, 2020 and June 30, 2020, the Company has an unused net operating loss carryforward balance of $26,356,908, $21,310,259 and $19,775,710, respectively, that is available to offset future taxable income. The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The tax years that remain subject to examination by major taxing jurisdictions are those for the year ended December 31, 2021, period ended December 31, 2020 and years ended June 30, 2020, 2019, 2018, 2017, 2016, 2015, and 2014.